S000051748 [Member] Investment Objectives and Goals - DoubleLine Global Bond Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Global Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term total return from current income and capital appreciation.